24. Shareholders' equity (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shareholders Equity Details 4Abstract
Net income (loss) for the year	R$ 1,193	R$ 580
Legal reserve	(60)	(31)
Tax incentives reserve	(10)	0
Calculation basis of dividends	1,123	549
Mandatory minimum dividends - 25%	281	137
Additional dividends	0	10
Payment of interim dividends as interest on own capital, net of withholding taxes	(225)	(69)
Compulsory minimum dividends	R$ 56	R$ 78